January 22, 2016

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.W.

Washington, D.C. 20549

Attn:	John Ganley, Senior Counsel

Division of Investment Management

Re:	Post-Effective Amendment No. 55 for ICON Funds

Securities Act Registration No. 333-14927

Investment Company Act File No. 811-7883

Dear Mr. Ganley:

On behalf of the ICON Funds, we are transmitting for filing Post-Effective Amendment (“PEA”) No. 55 to our Registration Statement filed on Form N-1A, pursuant to Rule 485(b) under the Securities Act of 1933. We request Post-Effective Amendment No. 55 become effective immediately upon filing pursuant to Rule 485(b).

On November 6, 2015, the Registrant filed, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 54 to its Registration Statement on Form N-1A. The Registrant made the filing because the Board of Trustees of the ICON Funds changed the name of the ICON Materials Fund to the ICON Natural Resources Fund, and expanded the scope of its strategy from investing in the Materials Sector to investing in all natural resources industries, regardless of whether they fall within the Materials Sector, effective January 22, 2016. Since early December 2015, you, on behalf of the staff of the Commission (the “Staff”), and we have been discussing the need to request and receive shareholder approval for the change of making a single sector fund a multi-sector fund. In addition, you have made certain oral suggested comments to our filing. PEA No. 55 incorporates the Registrants changes in light of the Staff’s suggestions/comments. For your convenience we will reiterate the comments and discuss how we amended PEA No. 54 to address the Staff’s suggestions.

The Registrant is aware of its obligations under the Securities Act of 1933 and acknowledges that:

•	The ICON Funds, not the Staff, are responsible for the adequacy and accuracy of the disclosure in the Registration Statement;

Mr. John Ganley

Division of Investment Management

Securities and Exchange Commission

January 22, 2016

•	Staff comments, or changes to disclosure by the ICON Funds in response to Staff comments, do not relieve the ICON Funds of our responsibility for disclosure;

•	The ICON Funds may not assert Staff comments as an affirmative defense in any proceeding initiated by the Commission or any person under the U.S. Federal Securities Laws; and

•	This PEA does not contain disclosures which would render it ineligible to become effective under paragraph (b).

We would like to thank you for taking the time to review and explain the Staff’s position with respect to shareholder approval and your suggestions. We found the suggestions to be helpful and in many cases informative. We hope that this process will lead to better disclosure documents for our shareholders and the investing public. We will seek shareholder approval to expand our single sector fund (“Materials” to a multi-sector fund “Natural Resources”). In the interim period between the effective date and the date of shareholder approval, the ICON Natural Resources Fund will maintain at least 25% in the Materials Sector as defined by GICS and will not invest 25% or more (as determined at the time of purchase) in any other Sectors; we have noted this limitation in the Natural Resources Summary, under the heading Principle Investment Strategies. Notwithstanding our discussions and the limitations noted in the prospectus, the ICON Funds does not agree with the Staff’s analysis, and we hope the Staff will reconsider for the following reasons:

Shareholder Approval

There is no Natural Resources category in GICS. The category is a Morningstar (market driven) creation and followed by other key industry players such as Schwab. Morningstar has over 250,000 financial advisers that follow the Natural Resources category, which consists of all the industries identified in GICS in the Materials and Energy Sectors. We have provided the Staff with the GICS Index Methodology, which lists the industries in the Materials and Energy Sectors. The Materials Sector (and, therefore, the Natural Resources category) includes many chemical industries. We also provided the Staff with a spreadsheet that demonstrates the Material exposure of the funds in the Morningstar Natural Resources category. The Materials industries in the Natural Resources category overlap the industries in the ICON Materials Fund and many other funds use the same definition.

We also provided the Staff with a spreadsheet showing industry exposures for all of the funds in the Morningstar Natural Resources category. Almost all Natural Resources funds are concentrated in the Energy and Materials Sectors, and to a limited extent the Industrials Sector, but they diverge significantly in their exposure to each (some have higher Energy exposure/lower Materials exposure and vice versa). We have very low Energy exposure and high Materials exposure because of the Fund name and we are an industry rotator that sees little value in Energy, at this time, but that will change, significantly we expect, when the Fund’s name changes. As we say in our prospectus:

Mr. John Ganley

Division of Investment Management

Securities and Exchange Commission

January 22, 2016

ICON Advisers, Inc. (“ICON” or “ICON Advisers”), the Funds’ investment adviser, uses a disciplined methodology to identify industries and sectors that our methodology suggests are underpriced relative to our calculation of intrinsic value. Industry rotation distinguishes us from other investment managers.

In expanding the ICON Materials Fund into the ICON Natural Resources Fund, there are no material differences in investment policies or the advisory contract, the fees will not change and the independent directors voted unanimously in favor of the change. The Board believes it is merely empowering the adviser to compete effectively in its category when industry themes change according to the ICON methodology. Also, by changing the name to the ICON Natural Resources Fund, the Fund will be disclosing what the industry already believes, and the Fund will better align the Staff’s interest as expressed in Rule 35d-1 of the Investment Company Act with where the industry has moved. By changing the Fund’s name from Materials to Natural Resources, the Fund’s PM will no longer be required to retain 80% in Materials.

As you are well aware, pursuant to Section 8(b)(1)(E) the ICON Funds have included a discussion of concentration in the Fund’s registration statement. This Fund will remain a concentrated fund. The PM will continue to concentrate, however its area of concentration will be expanded to include industries in the Energy and Industrials Sectors. There will be no change in the Fund’s investment policy. The Fund is merely changing its strategy by investing in more industries, giving it the flexibility to compete in the marketplace against its peers. We do not believe Section 13(a)(3) applies.

Moreover, as the Staff stated so eloquently more than two decades ago, requiring shareholder approval would

“…prevent an investment company’s adviser from reallocating portfolio assets among industries in a way that best reflects its analysis of current market conditions, even if such action would pose little or no risk to shareholders. In particular, we think that the current policy is flawed in requiring shareholder approval before the adviser can move the company from a more risky non-diversified position to a relatively less risky diversified position. Second, there is an issue of terminology or, perhaps, semantics. We are unaware of the term “concentration” being used anywhere outside the Act to describe the extent to which an investment portfolio is divided among issuers from different industries. Instead, portfolio managers and investors commonly refer to this portfolio attribute as “industry diversification.”

Protecting Investors: A Half Century of Investment Company Regulation, May 1992, pp 274-282, https://www.sec.gov/divisions/
investment/guidance/icreg50-92.pdf

Mr. John Ganley

Division of Investment Management

Securities and Exchange Commission

January 22, 2016

As we discussed, this Fund is not a diversified fund; it is already a concentrated fund and the shareholders understand concentration. We believe that by giving the PM the ability to invest in more industries and multiple sectors actually helps mitigate the risk of restricting the Fund to invest at least 25% of the Fund’s assets in industries in the Materials sector as defined by GIPS.

Finally, the Fund will make no change to a Fundamental Investment Restriction (“FIR”) that require shareholder approval. The only FIR applicable is No. 7, which states: “Each Fund (except the International Equity Fund) is a sector, region or market fund and concentrates its investments in the industries or groups of industries included within the sector(s), region or market in which the Fund invests.” As the Staff has noted, this FIR must be read in conjunction with the Prospectus. The ICON Materials Fund Prospectus provided as follow:

The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Materials sector (as determined by the Global Industry Classification Standard)… This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice.

The ICON Funds provided all shareholders notice on October 16, 2015, immediately after the approval by the ICON Board of Trustees, and in the 2015 Annual Report mailed to shareholders on or about November 23, 2015.

As we all well know, shareholders purchase and redeem shares every day (which, unlike an ETF, in essence gives every shareholder the fair market value of the shares as in an appraisal right under state law). Any shareholder who rejects the expanded strategy, can redeem his/her shares at the fair market value and buy a Materials ETF, of which there are many. A shareholder vote will be costly, time consuming and, for all these reason we believe, not in the best interest of the shareholders.

In today’s crowded universe of unmanaged products, requiring a shareholder vote to make a single sector fund a multi-sector fund only restricts the active adviser. Investors in a single sector fund already know they are investing in a concentrated fund. The shareholders in the ICON Materials Fund already know that the Fund will be investing in multiple sectors, using the ICON methodology of industry rotation and concentration. Forcing the adviser to invest at least 25% in Material, and less than 25% in other Natural Resources Sectors, may harm the investor when the ICON methodology (the active management style in which they invested) dictates otherwise. We hope the Staff will reconsider its position on requiring the ICON Natural Resources Fund to seek shareholder approval to change to a multi-sector fund.

Mr. John Ganley

Division of Investment Management

Securities and Exchange Commission

January 22, 2016

Staff Comments and Suggestions

Below is a summary of the Staff comments and suggestions, along with our proposed resolutions.

1.	Staff Comment – Prospectus - Fund Summaries, in the Fees and Expenses Table: Please make clear that the last line in the table: Total Annual Fund Operating Expense is net of Expense Reimbursements pursuant to Item 3, Instruction 3(c) to Form N-1A. This Comment applies to all Fund Summaries.

ICON Response: We have followed the Instruction in all of our Prospectuses. The line now reads: Total Annual Fund Operating Expenses After Expense Reimbursement.

2.	Staff Suggestion – Prospectus - In the Fund Summaries, please look at all footnotes and make sure they align with the respective tables.

ICON Response: We have corrected all footnote placements.

3.	Staff Suggestion – Prospectus - In the Fund Summaries, under the heading Principal Investment Strategy, consider the narrative presentation on the Sector and Industries listed. This Comment applies to all Fund Summaries in the Sector Prospectus.

ICON Response: We have evaluated the presentation of the industries. We understand the lists are long and in narrative form. The lists, however, are complete, listing the industries and sub-industries in the respective sectors. We considered shorting the list to include only industries, but we have concerns that some investors might be surprised by the sub-industries in the industries. Putting the industries and sub-industries in columns is a better alternative, but it will consume space and increase printing costs. We will continue working on the issue of presentation, but we have left the presentation in narrative form, for the present.

4.	Staff Comment – Prospectus - In the Fund Summaries, under the heading Principle Investment Risks, evaluate adding a risk factor on turnover where the Fund turnover exceeds 100%.

ICON Response: While the Fund maintains a risk factor concerning Portfolio Turnover in the section titled “More About Investment Strategies and Risks,” we agree with the Staff that a risk factor should be included in the Fund Summaries where the turnover exceeds 100%. We have, therefore, added a risk factor in such summaries.

Mr. John Ganley

Division of Investment Management

Securities and Exchange Commission

January 22, 2016

5.	Staff Suggestion – Prospectus - In the Fund Summaries, under the heading Principle Investment Risks, the Risk Factor labeled “Industry and Concentration Risk” consider the specific concentration risks to the individual Sectors in which a Sector Fund invests. This comment applies to all Sector Summaries.

ICON Response: We evaluated our Concentration Risk Factors in each Sector Fund and where appropriate added specific risks of concentrating in various sectors, including: Energy, Financials, Information Technology, Utilities and Industrials.

6.	Staff Suggestion – Prospectus - In the Fund Summaries, under the heading Principal Investment Strategy, the Funds state that they may invest in common and preferred securities. Consider noting that the Funds primarily invest in common stock.

ICON Response: While the Funds presently invest primarily in common stock, the PMs have the discretion to invest in preferred and common stock. The PM’s are concerned that saying they invest primarily in common stock may limit their investment strategy. Moreover, since the sentence at issue only defines equity securities, and includes preferred stock, the Funds believe it is properly stated.

We again respectfully request that the Staff reconsider its requirement that ICON pursue a costly, time-consuming and ultimately (we believe), unnecessary proxy that will not benefit shareholders. Otherwise, I believe we have adequately addressed all of your suggestions as noted above. If you have any questions, or if I can be of any assistance, please do not hesitate to contact me directly at 303.328.9207.

Sincerely,

Donald Salcito

General Counsel and

Executive Vice President